Other Long-Term Financial Assets	12 Months Ended
Dec. 31, 2022
Other Long-Term Financial Assets [Abstract]
OTHER LONG-TERM FINANCIAL ASSETS

14. OTHER LONG-TERM FINANCIAL ASSETS

As at December 31,	2022	2021
Deferred receivables	$8,893	$12,696
Other long-term receivables	767	1,841
Security deposits	816	773
Derivative assets (Note 30)	—	1,038
Other long-term financial assets	$10,476	$16,348